EARNINGS PER SHARE - Summary (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
	Nov. 05, 2020	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator: Basic
Net earnings from continuing operations		$ 506,669	$ 187,723	$ (86,004)	$ (318,521)	$ 15,020	$ 27,703	$ 30,157	$ 8,786	$ 289,867	$ 81,666	$ 322,330
Net loss (earnings) attributable to noncontrolling interests of continuing operations										726	(9,945)	(46,181)
Net earnings from continuing operations attributable to IAC shareholders										290,593	71,721	276,149
Loss from discontinued operations, net of tax		691	(1,862)	(8,060)	(12,050)	(9,563)	(9,325)	(8,136)	(22,459)	(21,281)	(49,483)	(29,959)
Net loss attributable to noncontrolling interests of discontinued operations										414	657	582
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total										(20,867)	(48,826)	(29,377)
Net earnings attributable to IAC shareholders										269,726	22,895	246,772
Numerator: Diluted
Net earnings from continuing operations		506,669	187,723	(86,004)	(318,521)	15,020	27,703	30,157	8,786	289,867	81,666	322,330
Net loss (earnings) attributable to noncontrolling interests of continuing operations										726	(9,945)	(46,181)
Impact from public subsidiaries' dilutive securities										71	0	0
Net earnings from continuing operations attributable to IAC shareholders										290,664	71,721	276,149
Loss from discontinued operations, net of tax		$ 691	$ (1,862)	$ (8,060)	$ (12,050)	$ (9,563)	$ (9,325)	$ (8,136)	$ (22,459)	(21,281)	(49,483)	(29,959)
Net loss attributable to noncontrolling interests of discontinued operations										414	657	582
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total										(20,867)	(48,826)	(29,377)
Net earnings attributable to IAC shareholders										$ 269,797	$ 22,895	$ 246,772
Denominator: Basic
Weighted average basic shares outstanding (shares)										85,355,000	85,132,000	85,132,000
Denominator: Diluted
Weighted average basic shares outstanding (shares)										85,355,000	85,132,000	85,132,000
Dilutive securities (shares)										5,593,000	0	0
Denominator for earnings per share - weighted average shares (shares)										90,948,000	85,132,000	85,132,000
Earnings (loss) per share, Basic:
Earnings per share from continuing operations (USD per share)		$ 5.95	$ 2.19	$ (1.04)	$ (3.72)	$ 0.19	$ 0.30	$ 0.26	$ 0.09	$ 3.40	$ 0.84	$ 3.24
Loss per share from discontinued operations, net of tax (USD per share)										(0.24)	(0.57)	(0.34)
Earnings per share attributable to IAC shareholders (USD per share)		5.96	2.17	(1.13)	(3.86)	0.08	0.19	0.16	(0.17)	3.16	0.27	2.90
Earnings (loss) per share, Diluted:
Earnings per share from continuing operations (USD per share)		5.58	2.06	(1.04)	(3.72)	0.19	0.30	0.26	0.09	3.20	0.84	3.24
Loss per share from discontinued operations, net of tax (USD per share)										(0.23)	(0.57)	(0.34)
Earnings per share attributable to IAC shareholders (USD per share)		$ 5.59	$ 2.04	$ (1.13)	$ (3.86)	$ 0.08	$ 0.19	$ 0.16	$ (0.17)	$ 2.97	$ 0.27	$ 2.90
Anti-dilutive weighted average common shares
Term of employment agreement and restricted stock agreement (in years)	10 years
Potentially dilutive securities excluded from calculation of diluted earnings per share (shares)										3,100,000
Chief Executive Officer | Restricted Stock Awards | RSA Agreement
Anti-dilutive weighted average common shares
Shares authorized for issuance (in shares)	3,000,000